Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT DEVELOPING GROWTH FUND, INC.
Entity Central Index Key	0000276914
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000018473
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class A
Trading Symbol	LAGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[1]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000018475
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class C
Trading Symbol	LADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.67%	[2]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000054855
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F
Trading Symbol	LADFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[3]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000188220
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class F3
Trading Symbol	LOGWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[4]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000018477
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class I
Trading Symbol	LADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[5]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000018476
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class P
Trading Symbol	LADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$61	1.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%	[6]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000054856
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R2
Trading Symbol	LADQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$70	1.27%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.27%	[7]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000054857
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R3
Trading Symbol	LADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$64	1.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.17%	[8]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000151972
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R4
Trading Symbol	LADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$50	0.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.92%	[9]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000151973
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R5
Trading Symbol	LADTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$37	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.67%	[10]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

C000151974
Shareholder Report [Line Items]
Fund Name	Lord Abbett Developing Growth Fund
Class Name	Class R6
Trading Symbol	LADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Developing Growth Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$32	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[11]
AssetsNet	$ 2,029,025,985
Holdings Count | Holding	87
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of January 31, 2026)
Total Net Assets	$2,029,025,985
# of Portfolio Holdings	87
Portfolio Turnover Rate	45%

Holdings [Text Block]
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	1.41%
Consumer Discretionary	3.37%
Consumer Staples	0.88%
Financials	3.94%
Health Care	27.71%
Industrials	31.28%
Information Technology	24.47%
Materials	0.46%
Repurchase Agreements	2.69%
Money Market FundsFootnote Reference(a)	3.41%
Time DepositsFootnote Reference(a)	0.38%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.